NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current Assets		$ 4,764	$ 2,804
Non-Current Assets		18,823	21,105
Current Liabilities		7,648	6,359
Non-controlling interests		3,475	4,467
Equity in Net Assets Attributable to the partnership	[1]	(1,253)	(399)
Dividend recapitalization		1,700
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		3,482	1,494
Non-Current Assets		18,823	21,105
Current Liabilities		2,871	1,920
Non-Current Liabilities		13,717	13,482
Non-controlling interests		3,475	4,467
Equity in Net Assets Attributable to the partnership		2,242	2,730
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		871	747
Non-Current Assets		2,936	3,576
Current Liabilities		745	549
Non-Current Liabilities		3,779	3,099
Non-controlling interests		(402)	526
Equity in Net Assets Attributable to the partnership		(315)	149
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		265	312
Non-Current Assets		5,882	5,579
Current Liabilities		561	387
Non-Current Liabilities		3,725	3,744
Non-controlling interests		365	344
Equity in Net Assets Attributable to the partnership		1,496	1,416
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Current Assets		2,346	435
Non-Current Assets		10,005	11,950
Current Liabilities		1,565	984
Non-Current Liabilities		6,213	6,639
Non-controlling interests		3,512	3,597
Equity in Net Assets Attributable to the partnership		$ 1,061	$ 1,165

[1]	Common equity following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Common equity prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.